Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Tax-Managed Funds
Central Index Key	dei_EntityCentralIndexKey	0000923202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2015
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 17, 1999
2005	rr_AnnualReturn2005	13.60%
2006	rr_AnnualReturn2006	26.27%
2007	rr_AnnualReturn2007	11.15%
2008	rr_AnnualReturn2008	(41.27%)
2009	rr_AnnualReturn2009	28.27%
2010	rr_AnnualReturn2010	8.36%
2011	rr_AnnualReturn2011	(12.51%)
2012	rr_AnnualReturn2012	18.56%
2013	rr_AnnualReturn2013	22.06%
2014	rr_AnnualReturn2014	(5.66%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.03%)
One Year	rr_AverageAnnualReturnYear01	(5.66%)
Five Years	rr_AverageAnnualReturnYear05	5.29%
Ten Years	rr_AverageAnnualReturnYear10	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 1999
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 04, 2001
2005	rr_AnnualReturn2005	13.66%
2006	rr_AnnualReturn2006	26.42%
2007	rr_AnnualReturn2007	11.21%
2008	rr_AnnualReturn2008	(41.27%)
2009	rr_AnnualReturn2009	28.48%
2010	rr_AnnualReturn2010	8.55%
2011	rr_AnnualReturn2011	(12.62%)
2012	rr_AnnualReturn2012	18.70%
2013	rr_AnnualReturn2013	22.15%
2014	rr_AnnualReturn2014	(5.72%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
One Year	rr_AverageAnnualReturnYear01	(5.72%)
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2001
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 20, 2007
2008	rr_AnnualReturn2008	(41.25%)
2009	rr_AnnualReturn2009	28.34%
2010	rr_AnnualReturn2010	8.47%
2011	rr_AnnualReturn2011	(12.57%)
2012	rr_AnnualReturn2012	18.60%
2013	rr_AnnualReturn2013	22.12%
2014	rr_AnnualReturn2014	(5.71%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.08%)
One Year	rr_AverageAnnualReturnYear01	(5.71%)
Five Years	rr_AverageAnnualReturnYear05	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 20, 2007
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 19, 2013
2014	rr_AnnualReturn2014	(5.82%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
One Year	rr_AverageAnnualReturnYear01	(5.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.06%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	6
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	19
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	34
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	77
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 06, 1994
2005	rr_AnnualReturn2005	4.80%
2006	rr_AnnualReturn2006	9.09%
2007	rr_AnnualReturn2007	5.11%
2008	rr_AnnualReturn2008	(18.32%)
2009	rr_AnnualReturn2009	19.14%
2010	rr_AnnualReturn2010	9.22%
2011	rr_AnnualReturn2011	5.58%
2012	rr_AnnualReturn2012	10.87%
2013	rr_AnnualReturn2013	14.34%
2014	rr_AnnualReturn2014	9.81%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.46%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(9.01%)
One Year	rr_AverageAnnualReturnYear01	9.81%
Five Years	rr_AverageAnnualReturnYear05	9.93%
Ten Years	rr_AverageAnnualReturnYear10	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1994
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 24, 1999
2005	rr_AnnualReturn2005	7.61%
2006	rr_AnnualReturn2006	14.49%
2007	rr_AnnualReturn2007	6.13%
2008	rr_AnnualReturn2008	(37.57%)
2009	rr_AnnualReturn2009	29.21%
2010	rr_AnnualReturn2010	16.08%
2011	rr_AnnualReturn2011	1.39%
2012	rr_AnnualReturn2012	16.41%
2013	rr_AnnualReturn2013	33.73%
2014	rr_AnnualReturn2014	12.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.76%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
One Year	rr_AverageAnnualReturnYear01	12.56%
Five Years	rr_AverageAnnualReturnYear05	15.58%
Ten Years	rr_AverageAnnualReturnYear10	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 06, 1994
2005	rr_AnnualReturn2005	7.56%
2006	rr_AnnualReturn2006	14.44%
2007	rr_AnnualReturn2007	6.11%
2008	rr_AnnualReturn2008	(37.58%)
2009	rr_AnnualReturn2009	29.11%
2010	rr_AnnualReturn2010	16.02%
2011	rr_AnnualReturn2011	1.38%
2012	rr_AnnualReturn2012	16.35%
2013	rr_AnnualReturn2013	33.67%
2014	rr_AnnualReturn2014	12.52%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.74%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
One Year	rr_AverageAnnualReturnYear01	12.52%
Five Years	rr_AverageAnnualReturnYear05	15.53%
Ten Years	rr_AverageAnnualReturnYear10	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 1994
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 25, 1999
2005	rr_AnnualReturn2005	7.74%
2006	rr_AnnualReturn2006	14.15%
2007	rr_AnnualReturn2007	0.51%
2008	rr_AnnualReturn2008	(30.82%)
2009	rr_AnnualReturn2009	25.59%
2010	rr_AnnualReturn2010	25.99%
2011	rr_AnnualReturn2011	1.22%
2012	rr_AnnualReturn2012	16.03%
2013	rr_AnnualReturn2013	41.00%
2014	rr_AnnualReturn2014	6.23%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.02%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.79%)
One Year	rr_AverageAnnualReturnYear01	6.23%
Five Years	rr_AverageAnnualReturnYear05	17.25%
Ten Years	rr_AverageAnnualReturnYear10	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 21, 1999
2005	rr_AnnualReturn2005	7.82%
2006	rr_AnnualReturn2006	14.23%
2007	rr_AnnualReturn2007	0.51%
2008	rr_AnnualReturn2008	(30.77%)
2009	rr_AnnualReturn2009	25.75%
2010	rr_AnnualReturn2010	26.09%
2011	rr_AnnualReturn2011	1.26%
2012	rr_AnnualReturn2012	16.05%
2013	rr_AnnualReturn2013	41.09%
2014	rr_AnnualReturn2014	6.26%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.78%)
One Year	rr_AverageAnnualReturnYear01	6.26%
Five Years	rr_AverageAnnualReturnYear05	17.31%
Ten Years	rr_AverageAnnualReturnYear10	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1999
Russell 1000 Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.24%
Five Years	rr_AverageAnnualReturnYear05	15.64%
Ten Years	rr_AverageAnnualReturnYear10	7.96%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.24%
Five Years	rr_AverageAnnualReturnYear05	15.64%
Ten Years	rr_AverageAnnualReturnYear10	7.96%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.24%
Five Years	rr_AverageAnnualReturnYear05	15.64%
Ten Years	rr_AverageAnnualReturnYear10	7.96%
Tax-Managed Balanced Composite Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.95%
Five Years	rr_AverageAnnualReturnYear05	10.21%
Ten Years	rr_AverageAnnualReturnYear10	6.73%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.76%
Five Years	rr_AverageAnnualReturnYear05	17.27%
Ten Years	rr_AverageAnnualReturnYear10	9.02%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.76%
Five Years	rr_AverageAnnualReturnYear05	17.27%
Ten Years	rr_AverageAnnualReturnYear10	9.02%
Barclays 1-15 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.36%
Five Years	rr_AverageAnnualReturnYear05	4.31%
Ten Years	rr_AverageAnnualReturnYear10	4.35%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.85%)
Five Years	rr_AverageAnnualReturnYear05	5.50%
Ten Years	rr_AverageAnnualReturnYear10	4.90%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.85%)
Five Years	rr_AverageAnnualReturnYear05	5.50%
Ten Years	rr_AverageAnnualReturnYear10	4.90%
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.85%)
Five Years	rr_AverageAnnualReturnYear05	5.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
FTSE Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.85%)
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10	4.43%
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.85%)
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10	4.43%
Spliced Developed ex North America Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.85%)
Five Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)